Expense Example, No Redemption - (Eaton Vance Municipal Income Funds)	Jul. 31, 2025 USD ($)
(Eaton Vance Arizona Municipal Income Fund) | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 397
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	718
Expense Example, No Redemption, 10 Years	1,202
(Eaton Vance Arizona Municipal Income Fund) | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,656
(Eaton Vance Arizona Municipal Income Fund) | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
(Eaton Vance Connecticut Municipal Income Fund) | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	474
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	1,588
(Eaton Vance Connecticut Municipal Income Fund) | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	339
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	728
Expense Example, No Redemption, 10 Years	1,225
(Eaton Vance Connecticut Municipal Income Fund) | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	701
(Eaton Vance Minnesota Municipal Income Fund) | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	396
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	1,190
(Eaton Vance Minnesota Municipal Income Fund) | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,554
(Eaton Vance Minnesota Municipal Income Fund) | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	53
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	291
Expense Example, No Redemption, 10 Years	653
(Eaton Vance Municipal Opportunities Fund) | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	416
Expense Example, No Redemption, 3 Years	619
Expense Example, No Redemption, 5 Years	839
Expense Example, No Redemption, 10 Years	1,472
(Eaton Vance Municipal Opportunities Fund) | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	537
Expense Example, No Redemption, 5 Years	929
Expense Example, No Redemption, 10 Years	1,827
(Eaton Vance Municipal Opportunities Fund) | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	225
Expense Example, No Redemption, 5 Years	396
Expense Example, No Redemption, 10 Years	890
(Eaton Vance New Jersey Municipal Income Fund) | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	398
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	1,214
(Eaton Vance New Jersey Municipal Income Fund) | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	152
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	813
Expense Example, No Redemption, 10 Years	1,576
(Eaton Vance New Jersey Municipal Income Fund) | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	677
(Eaton Vance Pennsylvania Municipal Income Fund) | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	399
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	728
Expense Example, No Redemption, 10 Years	1,225
(Eaton Vance Pennsylvania Municipal Income Fund) | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	474
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	1,588
(Eaton Vance Pennsylvania Municipal Income Fund) | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	$ 689